STOCKHOLDERS' DEFICIT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Class Of Warrant Or Right [Roll Forward]
Warrant outstanding at beginning	402,250	234,375
Granted		167,875
Forfeited
Exercised
Expired
Warrant outstanding at ending	402,250	402,250
Warrant exercisable at ending	402,250	402,250
Class Of Warrant Or Right, Weighted Average Exercise Price [Roll Forward]
Warrant outstanding at beginning	$ 0.40	$ 0.40
Granted		0.40
Forfeited
Exercised
Expired
Warrant outstanding at ending	$ 0.40	$ 0.40
Warrant exercisable at ending	0.40	0.40
Class of Warrant or Right, Weighted Average Remaining Contractual Term [Roll Forward]
Warrant outstanding at beginning	4 years 8 months 19 days	5 years
Warrant outstanding at granted		5 years
Warrant outstanding at ending	3 years 11 months 23 days	4 years 8 months 19 days
Warrant exercisable at ending	3 years 11 months 23 days	4 years 8 months 19 days
Class Of Warrant Or Rights,Aggregate Intrinsic Value [Roll Forward]
Warrant outstanding at beginning
Granted
Forfeited
Exercised
Expired
Warrant outstanding at ending